DERIVATIVE WARRANT LIABILITY - Change in the fair value of the warrants (Details) - Expected volatility $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)
Class of Warrant or Rights [Line Items]
Increase in volatility percentage, change in the fair value of the warrants	$ 21		$ 10
Percentage of decrease in volatility (in percentage)	10.00%	10.00%	10.00%
Decrease in volatility percentage, change in the fair value of the warrants	$ (109)		$ (5)
Derivative warrant liability
Class of Warrant or Rights [Line Items]
Percentage of increase in volatility (in percentage)	10.00%	10.00%	10.00%
Increase in volatility percentage, change in the fair value of the warrants			$ 3,537
Percentage of decrease in volatility (in percentage)	10.00%	10.00%	10.00%
Decrease in volatility percentage, change in the fair value of the warrants			$ (3,373)
Pallinghurst, IQ And CGF Warrants
Class of Warrant or Rights [Line Items]
Increase in volatility percentage, change in the fair value of the warrants		$ 2,840
Decrease in volatility percentage, change in the fair value of the warrants		(2,854)
Panasonic And Mitsui Warrants
Class of Warrant or Rights [Line Items]
Increase in volatility percentage, change in the fair value of the warrants		2,503
Decrease in volatility percentage, change in the fair value of the warrants		$ (2,547)